    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 28, 1998

                                                              FILE NO. 333-01741
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                       POST-EFFECTIVE AMENDMENT NO. 4 TO
                             REGISTRATION STATEMENT
                                       ON
                                    FORM S-6


               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                 CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
                                   ACCOUNT 02

                           (EXACT NAME OF REGISTRANT)

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY

                              (NAME OF DEPOSITOR)

              900 Cottage Grove Road, Hartford, Connecticut 06152

              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code

                                 (860) 726-7276

     Mark A. Parsons, Esquire                COPY TO:
Connecticut General Life Insurance      George N. Gingold,
              Company                         Esquire
      900 Cottage Grove Road           197 King Philip Drive
    Hartford, Connecticut 06152          West Hartford, CT
  (NAME AND ADDRESS OF AGENT FOR            06117-1409
             SERVICE)

            Approximate date of proposed public offering: Continuous

  INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
               (TITLE AND AMOUNT OF SECURITIES BEING REGISTERED)

    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The initial registration fee of $500 was paid with the declaration.

    Form 24F-2 was filed on February 26, 1997 for Registrant's fiscal year ended December 31, 1996.

    It is proposed that this filing will become effective:
_________ immediately upon filing pursuant to paragraph (b) of Rule 485

_________ on           , pursuant to paragraph (b) of Rule 485


___X___ 60 days after filing pursuant to paragraph (a) of Rule 485

_________ on _______, pursuant to paragraph (a) of Rule 485

                             CROSS REFERENCE SHEET
                            (RECONCILIATION AND TIE)
                     REQUIRED BY INSTRUCTION 4 TO FORM S-6

ITEM OF FORM N-8B-2 LOCATION IN PROSPECTUS
------------------- -------------------------------------------------------
  1                 Cover Page Highlights

  2                 Cover Page

  3                 *

  4                 Distribution of Policies

  5                 The Company

  6(a)              The Variable Account

  6(b)              *

  9                 Legal Proceedings

  10(a)-(c)         Short-Term Right to Cancel the Policy; Surrenders;
                    Accumulation Value; Reports to Policy Owners

  10(d)             Right to Exchange for a Fixed Benefit Policy; Policy
                    Loans; Surrenders; Allocation of Net Premium Payments

  10(e)             Lapse and Reinstatement

  10(f)             Voting Rights

  10(g)-(h)         Substitution of Securities

  10(i)             Premium Payments; Transfers; Death Benefit; Policy
                    Values; Settlement Options

  11                The Funds

  12                The Funds

  13                Charges; Fees

  14                Issuance

  15                Premium Payments; Transfers

  16                The Variable Account

  17                Surrenders

  18                The Variable Account

  19                Reports to Policy Owners

  20                *

  21                Policy Loans

  22                *

  23                The Company

  24                Incontestability; Suicide; Misstatement of Age

  25                The Company

  26                Fund Participation Agreements

  27                The Variable Account

ITEM OF FORM N-8B-2 LOCATION IN PROSPECTUS
------------------- -------------------------------------------------------
  28                Directors and Officers of the Company

  29                The Company

  30                *

  31                *

  32                *

  33                *

  34                *

  35                *

  37                *

  38                Distribution of Policies

  39                Distribution of Policies

  40                *

  41(a)             Distribution of Policies

  42                *

  43                *

  44                The Funds; Premium Payments

  45                *

  46                Surrenders

  47                The Variable Account; Surrenders, Transfers

  48                *

  49                *

  50                The Variable Account

  51                Cover Page; Highlights; Premium Payments; Right to
                    Exchange for a Fixed Benefit Policy

  52                Substitution of Securities

  53                Tax Matters

  54                *

  55                *

* Not Applicable

                        FEES AND CHARGES REPRESENTATION

    The Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                          UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                       CONTENTS OF REGISTRATION STATEMENT


    This Post-Effective Amendment No. 4 to this registration statement comprises the following papers and documents:



       The facing sheet;
       A cross-reference sheet (reconciliation and tie);
       The prospectus, consisting of 64 pages;****
       The Fees and Charges Representation
       The undertaking to file reports;
       The signatures;
       Opinion and consent of Mark A. Parsons, Esq.***


       Opinion and consent of Michelle L. Kunzman, FSA, MAAA relating to representativeness of illustrations***



Exhibit    Principal Underwriting Agreement between Connecticut General Life
1.         Insurance Company and CIGNA Financial Services, Inc. dated as of December
           1, 1997.****
Exhibit    Fund Participation Agreements
2.
           Agreements between Connecticut General Life Insurance Company and
           (a) Alger American Fund
           Incorporated by reference to Post-Effective Amendment No. 2 to
           Registration Statement on Form S-6 (File No. 33-84426) filed by CG
               Variable Life Insurance Separate Account I on April 19, 1996.
           (b) Fidelity Variable Products Fund*
           (c) Fidelity Variable Products Fund II*
           (d) MFS Variable Insurance Trust*
           (e) OCC Accumulation Trust*
           (f) Templeton Variable Product Series Fund*
           (g) CIGNA Variable Products Group**
           (h) Janus Aspen Series Trust***
Exhibit    Form LN621 -- Flexible Premium Variable Life Insurance Policy
3.
           * -- Incorporated by reference to Post-Amendment No. 1 to Registration
           Statement on Form S-6 (File No. 33-89238) filed by CG Variable Life
                Insurance Separate Account II on April 19, 1996.
           ** -- Incorporated by reference to Post-Effective Amendment No. 1 to this
           Registration Statement filed on April 22, 1997.
           *** -- Incorporated by reference to Post-Effective Amendment No. 2 to this
           Registration Statement filed on October 31, 1997.
           **** -- Incorporated by reference to Post-Effective Amendment No. 3 to this Registration Statement filed on December 29, 1997.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-01741) has been signed below on January 28, 1998 by the following persons, as officers and directors of the Depositor, in the capacities indicated:


                      SIGNATURE                                        TITLE
------------------------------------------------------  ------------------------------------

                 /s/ THOMAS C. JONES
     -------------------------------------------        President (Principal Executive
                   Thomas C. Jones                       Officer)

                  /s/ JOHN WILKINSON
     -------------------------------------------        Vice President and Actuary
                    John Wilkinson                       (Principal Financial Officer)

              /s/ DOMINIC A. DELLAVOLPE
     -------------------------------------------        Assistant Vice President (Principal
                Dominic A. DellaVolpe                    Accounting Officer)

                 /s/ HAROLD W. ALBERT
     -------------------------------------------        Director
                   Harold W. Albert

                /s/ ROBERT W. BURGESS
     -------------------------------------------        Director
                  Robert W. Burgess

                   /s/ JOHN G. DAY
     -------------------------------------------        Director
                     John G. Day

               /s/ JOSEPH M. FITZGERALD
     -------------------------------------------        Director
                 Joseph M. Fitzgerald

                 /s/ H. EDWARD HANWAY
     -------------------------------------------        Director
                   H. Edward Hanway

                  /s/ CAROL M. OLSEN
     -------------------------------------------        Director
                    Carol M. Olsen

                   /s/ JOHN E. PACY
     -------------------------------------------        Director
                     John E. Pacy

                /s/ MARC L. PREMINGER
     -------------------------------------------        Director
                  Marc L. Preminger

                      SIGNATURE                                        TITLE
------------------------------------------------------  ------------------------------------
               /s/ PATRICIA L. ROWLAND
     -------------------------------------------        Director
                 Patricia L. Rowland

             /s/ W. ALLEN SCHAFFER, M.D.
     -------------------------------------------        Director
               W. Allen Schaffer, M.D.

         *By         /S/ ROBERT A. PICARELLO
     -------------------------------------------
                 Robert A. Picarello
                   ATTORNEY-IN-FACT
            (A Majority of the Directors)

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of Connecticut General Life Insurance Company, hereby severally constitute and appoint David C. Kopp and Robert A. Picarello, and each of them individually, our true and lawful attorneys-in-fact, with full power to them and each of them to sign for us, in our names and in the capacities indicated below, any and all amendments to Registration Statement No. 333-01741 filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by either of our attorneys-in-fact to any such Registration Statement.

    WITNESS our hands and common seal on this 17th day of December, 1997.

             SIGNATURE                         TITLE
-----------------------------------  -------------------------

        /S/ THOMAS C. JONES
-----------------------------------  President (Principal
          Thomas C. Jones             Executive Officer)

       /S/ BRADLEY K. MILLER         Assistant Vice President
-----------------------------------   and Actuary (Principal
         Bradley K. Miller            Financial Officer)

     /S/ DOMINIC A. DELLAVOLPE       Assistant Vice President
-----------------------------------   (Principal Accounting
       Dominic A. DellaVolpe          Officer)

       /S/ HAROLD W. ALBERT
-----------------------------------  Director
         Harold W. Albert

       /S/ ROBERT W. BURGESS
-----------------------------------  Director
         Robert W. Burgess

          /S/ JOHN G. DAY
-----------------------------------  Director
            John G. Day

     /S/ JOSEPH M. FITZGERALD
-----------------------------------  Director
       Joseph M. Fitzgerald

       /S/ H. EDWARD HANWAY
-----------------------------------  Director
         H. Edward Hanway

        /S/ CAROL M. OLSEN
-----------------------------------  Director
          Carol M. Olsen

          /S/JOHN E. PACY
-----------------------------------  Director
           John E. Pacy

       /S/ MARC L. PREMINGER
-----------------------------------  Director
         Marc L. Preminger

     /S/ ARTHUR C. REEDS, III
-----------------------------------  Director
       Arthur C. Reeds, III

      /S/ PATRICIA L. ROWLAND
-----------------------------------  Director
        Patricia L. Rowland

    /S/ W. ALLEN SCHAFFER, M.D.
-----------------------------------  Director
      W. Allen Schaffer, M.D.